Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance [Abstract]
Reinsurance Amounts Recorded on Consolidated Statements of Income (Loss)

	For the Years Ended December 31,
	2022	2021	2020
Direct insurance premiums and fee income	$13,607	$13,415	$13,304
Reinsurance assumed	98	94	95
Reinsurance ceded	(2,015)	(1,853)	(1,656)
Total insurance premiums and fee income	$11,690	$11,656	$11,743

Direct insurance benefits	$10,345	$10,592	$10,630
Reinsurance recoveries	(1,866)	(2,089)	(1,953)
Total benefits	$8,479	$8,503	$8,677

Direct market risk benefit (gain) loss	$(3,517)	$(4,011)	$-
Reinsurance ceded	271	258)	-
Total market risk benefit (gain) loss	$(3,246)	$(3,753)	$-

Direct policyholder liability remeasurement (gain) loss	$3,294	$(162)	$-
Reinsurance ceded	(528)	(21)	-
Total policyholder liability remeasurement (gain) loss	$2,766	$(183)	$-

Schedule Of Assets In Support Of Reserves

	As of December 31,
	2022	2021
Fixed maturity AFS securities	$474	$744
Trading securities	2,644	3,399
Equity securities	60	54
Mortgage loans on real estate	487	739
Derivative investments	39	93
Other investments	42	227
Cash and invested cash	26	110
Accrued investment income	35	33
Other assets	2	5
Total	$3,809	$5,404